Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
Common Stock, Shares Authorized	123,862,910	123,862,910
Common Stock, Shares, Issued	31,482,911	29,949,406
Common Stock, Shares, Outstanding	31,482,911	29,949,406
Pro Forma Shareholders' Equity [Member]
Common Stock, Shares, Issued	95,576,550
Common Stock, Shares, Outstanding	95,576,550
Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0	$ 0
Temporary Equity, Shares Authorized	71,449,868	71,449,868
Temporary Equity, Shares Issued	62,914,408	58,197,494
Temporary Equity, Shares Outstanding	62,914,408	58,197,494
Redeemable Convertible Preferred Stock [Member] | Pro Forma Shareholders' Equity [Member]
Temporary Equity, Shares Issued	0
Temporary Equity, Shares Outstanding	0